Consolidated Combined Statements Of Changes In Equity And Comprehensive Income (USD $)	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 10,000		$ 992,813	$ (954,977)	$ 88,093		$ 135,929
Balance, shares at Dec. 31, 2008	500,000,000
Repurchase and cancellation of ordinary shares	(1,000)		(159,000)				(160,000)
Repurchase and cancellation of ordinary shares, shares	(50,000,000)
Deemed dividend on Series A convertible redeemable preferred shares				(210,092)			(210,092)
Capital contribution			81,054				81,054
Share-based compensation			73,221				73,221
Net income				1,317,853		1,317,853	1,317,853
Foreign currency translation adjustment					1,421	1,421	1,421
Comprehensive income						1,319,274
Balance at Dec. 31, 2009	9,000		988,088	152,784	89,514		1,239,386
Balance, shares at Dec. 31, 2009	450,000,000
Deemed dividend on Series A convertible redeemable preferred shares				(468,580)			(468,580)
Share-based compensation			170,446				170,446
Net income				21,574,076		21,574,076	21,574,076
Foreign currency translation adjustment					592,923	592,923	592,923
Dividends declared				(10,000,000)			(10,000,000)
Comprehensive income						22,166,999
Balance at Dec. 31, 2010	9,000		1,158,534	11,258,280	682,437		13,108,251
Balance, shares at Dec. 31, 2010	450,000,000
Repurchase and cancellation of ordinary shares		(562,502)					(562,502)
Repurchase and cancellation of ordinary shares, shares		2,473,160
Deemed dividend on Series A convertible redeemable preferred shares				(200,601)			(200,601)
Share-based compensation			1,996,753				1,996,753
Net income				19,493,171		19,493,171	19,493,171
Foreign currency translation adjustment					1,683,779	1,683,779	1,683,779
Issuance of ordinary shares (net of issuance cost of US$7,707,115)	3,085		61,704,316				61,707,401
Issuance of ordinary shares (net of issuance cost of US$7,707,115), shares	154,254,480
Conversion of series A preferred shares to ordinary shares	2,500		5,825,491				5,827,991
Conversion of series A preferred shares to ordinary shares, shares	125,000,000
Exercise of options	33		97,276				97,309
Exercise of options, shares	1,646,200
Balance at Dec. 31, 2011	$ 14,618	$ (562,502)	$ 70,782,370	$ 30,550,850	$ 2,366,216	$ 21,176,950	$ 103,151,552
Balance, shares at Dec. 31, 2011	730,900,680	2,473,160